Asset Retirement Obligations	12 Months Ended
Dec. 31, 2012
Asset Retirement Obligations [Abstract]
Asset Retirement Obligations

Note 6. Asset Retirement Obligations

The Partnership’s asset retirement obligations primarily relate to the Partnership’s portion of future plugging and abandonment of wells and related facilities. The following table represents a reconciliation of the asset retirement obligations for the years ended December 31, 2012, 2011, and 2010:

	2012	2011	2010
	(In thousands)
Asset retirement obligations at beginning of year	$73,072	$65,552	$55,440
Liabilities added from acquisitions or drilling	520	5,460	7,574
Liabilities removed upon sale of wells	—	(64)	(19)
Liabilities removed upon plugging and abandoning	(40)	—	—
Liabilities settled	(22)	—	—
Accretion expense	3,755	3,549	2,924
Revision of estimates	1,001	(591)	(367)
Liabilities retained by our predecessor	—	(834)	—

Asset retirement obligations at end of year	$78,286	$73,072	$65,552